Summarized operating results of the discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Net revenue	$ 172.5	$ 194.3
Cost of revenue	127.0	163.0
Selling, general and administrative	24.3	20.1
Depreciation and amortization	25.8	27.3
Other operating expenses	0.0	(0.7)
Loss from operations	(4.6)	(15.4)
Interest expense	(15.6)	(5.9)
Loss on sale of subsidiary	0.0	0.0
Income from equity investees	0.6	7.0
Other income	(0.1)	0.0
Pre-tax loss from discontinued operations	(19.7)	(14.3)
Income tax benefit (expense)	0.4	(0.2)
Loss from discontinued operations	$ (19.3)	$ (14.5)